LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Non-annuitant mortality and morbidity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[1]	5% reduction
Annuitant mortality [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[2]	5% reduction
Lapse rates [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[3]	10% reduction
Future maintenance and investment expenses [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[4]	10% reduction
Risk-free rate [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[5]	0.25% reduction
Guaranteed annuity option take up [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[6]	5% addition
Equity investment volatility [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[7]	1% addition
Widening of credit default spreads on corporate bonds [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[8]	0.25% addition
Increase in illiquidity premia [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[9]	0.10% addition
Increase (reduction) in profit before tax [Member] | Non-annuitant mortality and morbidity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[1]	£ 19	£ 22
Increase (reduction) in profit before tax [Member] | Annuitant mortality [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[2]	(293)	(234)
Increase (reduction) in profit before tax [Member] | Lapse rates [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[3]	107	89
Increase (reduction) in profit before tax [Member] | Future maintenance and investment expenses [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[4]	299	262
Increase (reduction) in profit before tax [Member] | Risk-free rate [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[5]	33	76
Increase (reduction) in profit before tax [Member] | Guaranteed annuity option take up [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[6]	(1)	(3)
Increase (reduction) in profit before tax [Member] | Equity investment volatility [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[7]	(2)	(5)
Increase (reduction) in profit before tax [Member] | Widening of credit default spreads on corporate bonds [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[8]	(424)	(364)
Increase (reduction) in profit before tax [Member] | Increase in illiquidity premia [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[9]	191	153
Increase (reduction) in equity [Member] | Non-annuitant mortality and morbidity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[1]	16	18
Increase (reduction) in equity [Member] | Annuitant mortality [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[2]	(243)	(194)
Increase (reduction) in equity [Member] | Lapse rates [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[3]	89	74
Increase (reduction) in equity [Member] | Future maintenance and investment expenses [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[4]	248	217
Increase (reduction) in equity [Member] | Risk-free rate [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[5]	28	63
Increase (reduction) in equity [Member] | Guaranteed annuity option take up [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[6]	(1)	(2)
Increase (reduction) in equity [Member] | Equity investment volatility [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[7]	(1)	(4)
Increase (reduction) in equity [Member] | Widening of credit default spreads on corporate bonds [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[8]	(352)	(303)
Increase (reduction) in equity [Member] | Increase in illiquidity premia [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[9]	£ 159	£ 127

[1]	This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.
[2]	This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.
[3]	This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.
[4]	This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.
[5]	This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.
[6]	This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.
[7]	This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.
[8]	This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.
[9]	This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.